UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22736

Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

April 30, 2017

COLUMBIA ETF TRUST I

Columbia Sustainable Global Equity Income ETF

Columbia Sustainable International Equity Income ETF

Columbia Sustainable U.S. Equity Income ETF

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Sincerely,

Christopher O. Petersen
President, Columbia ETF Trust I

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about an ETF, visit columbiathreadneedleetf.com. The prospectus and summary prospectus should be read carefully before investing.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

Columbia ETF Trust I is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2017

COLUMBIA ETF TRUST I

TABLE OF CONTENTS

Columbia Sustainable Global Equity Income ETF

Performance Overview	2
Portfolio Overview	3

Columbia Sustainable International Equity Income ETF

Performance Overview	5
Portfolio Overview	6

Columbia Sustainable U.S. Equity Income ETF

Performance Overview	8
Portfolio Overview	9
Understanding Your Fund's Expenses	10
Frequency Distribution of Premiums and Discounts	11
Portfolio of Investments	12
Statement of Assets and Liabilities	27
Statement of Operations	28
Statement of Changes in Net Assets	29
Financial Highlights	31
Notes to Financial Statements	34
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund Custodian

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

Fund Transfer Agent

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

For more information about any of the Columbia ETFs, please visit columbiathreadneedleetf.com or call 888.800.4347.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

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COLUMBIA ETF TRUST I

PERFORMANCE OVERVIEW

Columbia Sustainable Global Equity Income ETF

(Unaudited)

Columbia Sustainable Global Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta AdvantageSM Sustainable Global Equity Income 200 Index.

Average Annual Total Returns (%) (for period ended April 30, 2017)

	Inception	6 Months cumulative	Life
Market Price	06/13/16	14.55	21.69
Net Asset Value	06/13/16	14.48	20.15
Beta Advantage Sustainable Global Equity Income 200 Index		14.57	20.29
MSCI World Value Index		11.41	15.29

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage Sustainable Global Equity Income 200 Index is designed to reflect the performance of the top 200 U.S.and foreign large- and mid-cap companies (located in developed markets) within the MSCI World Index.

The MSCI World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

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COLUMBIA ETF TRUST I

PORTFOLIO OVERVIEW

Columbia Sustainable Global Equity Income ETF

(Unaudited)

Top Ten Holdings (%) (at April 30, 2017)
JXTG Holdings, Inc. (Japan)	1.1
HP, Inc. (United States)	1.0
Gap, Inc. (The) (United States)	0.9
CenturyLink, Inc. (United States)	0.9
Entergy Corp. (United States)	0.9
Boeing Co. (The) (United States)	0.9
Nordstrom, Inc. (United States)	0.9
Wal-Mart Stores, Inc. (United States)	0.8
Best Buy Co., Inc. (United States)	0.8
Xerox Corp. (United States)	0.8

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2017)
Australia	1.9
Belgium	0.4
Canada	2.0
Denmark	0.4
Finland	0.4
France	5.9
Germany	0.8
Hong Kong	1.5
Israel	0.2
Italy	1.6
Japan	12.9
Jordan	0.3
Netherlands	2.0
Norway	0.2
Singapore	0.3
Spain	3.1
Sweden	0.5
Switzerland	0.7
United Kingdom	6.4
United States	58.5
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, Ph.D., CFA

Frank Vallario*

*Effective June 19, 2017, Frank Vallario will no longer manage the Fund.

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COLUMBIA ETF TRUST I

PORTFOLIO OVERVIEW (continued)

Columbia Sustainable Global Equity Income ETF

(Unaudited)

Equity Sector Breakdown (%) (at April 30, 2017)
Consumer Discretionary	14.2
Consumer Staples	11.2
Energy	10.2
Financials	11.9
Health Care	5.5
Industrials	19.8
Information Technology	9.2
Materials	6.3
Real Estate	1.5
Telecommunication Services	3.2
Utilities	7.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PERFORMANCE OVERVIEW

Columbia Sustainable International Equity Income ETF

(Unaudited)

Columbia Sustainable International Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta AdvantageSM Sustainable International Equity Income 100 Index.

Average Annual Total Returns (%) (for period ended April 30, 2017)

	Inception	6 Months cumulative	Life
Market Price	06/13/16	13.52	21.62
Net Asset Value	06/13/16	13.49	18.34
Beta Advantage Sustainable International Equity Income 100 Index		13.92	19.05
MSCI World ex USA Value Index		11.99	17.45

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage Sustainable International Equity Income 100 Index is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.

The MSCI World ex USA Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

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COLUMBIA ETF TRUST I

PORTFOLIO OVERVIEW

Columbia Sustainable International Equity Income ETF

(Unaudited)

Portfolio Management

Christopher Lo, Ph.D., CFA

Frank Vallario*

*Effective June 19, 2017, Frank Vallario will no longer manage the Fund.

Top Ten Holdings (%) (at April 30, 2017)
JXTG Holdings, Inc. (Japan)	2.7
Abertis Infraestructuras SA (Spain)	1.7
HKT Trust & HKT Ltd. (Hong Kong)	1.6
Snam SpA (Italy)	1.5
Atlantia SpA (Italy)	1.5
Sumitomo Chemical Co. Ltd. (Japan)	1.4
Mitsubishi Chemical Holdings Corp. (Japan)	1.4
Capita PLC (United Kingdom)	1.4
Teijin Ltd. (Japan)	1.4
ITOCHU Corp. (Japan)	1.4

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2017)
Australia	4.4
Belgium	1.0
Canada	4.8
Denmark	0.9
Finland	0.9
France	14.1
Germany	1.8
Hong Kong	3.7
Israel	0.6
Italy	3.9
Japan	30.9
Jordan	0.8
Netherlands	4.8
Norway	0.6
Singapore	0.7
Spain	7.5
Sweden	1.2
Switzerland	1.7
United Kingdom	15.4
United States	0.3
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OVERVIEW (continued)

Columbia Sustainable International Equity Income ETF

(Unaudited)

Equity Sector Breakdown (%) (at April 30, 2017)
Consumer Discretionary	15.9
Consumer Staples	10.7
Energy	10.0
Financials	10.4
Health Care	5.1
Industrials	21.4
Information Technology	5.6
Materials	7.4
Real Estate	3.5
Telecommunication Services	5.5
Utilities	4.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PERFORMANCE OVERVIEW

Columbia Sustainable U.S. Equity Income ETF

(Unaudited)

Columbia Sustainable U.S. Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta AdvantageSM Sustainable U.S. Equity Income 100 Index.

Average Annual Total Returns (%) (for period ended April 30, 2017)

	Inception	6 Months cumulative	Life
Market Price	06/13/16	14.95	21.48
Net Asset Value	06/13/16	15.03	21.32
Beta Advantage Sustainable U.S. Equity Income 100 Index		15.33	21.77
MSCI USA Value Index		11.47	14.65

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Beta Advantage Sustainable U.S. Equity Income 100 Index is designed to reflect the performance of the top 100 U.S. large and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.

The MSCI USA Value Index captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OVERVIEW

Columbia Sustainable U.S. Equity Income ETF

(Unaudited)

Top Ten Holdings (%) (at April 30, 2017)
HP, Inc.	1.7
Gap, Inc. (The)	1.6
CenturyLink, Inc.	1.6
Entergy Corp.	1.5
Boeing Co. (The)	1.5
Nordstrom, Inc.	1.5
Wal-Mart Stores, Inc.	1.4
Best Buy Co., Inc.	1.4
Xerox Corp.	1.4
Cisco Systems, Inc.	1.4

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at April 30, 2017)
Common Stocks	99.7
Money Market Funds	0.3
Total Investments	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at April 30, 2017)
Consumer Discretionary	12.9
Consumer Staples	11.5
Energy	10.4
Financials	13.0
Health Care	5.7
Industrials	18.7
Information Technology	11.8
Materials	5.6
Telecommunication Services	1.6
Utilities	8.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, Ph.D., CFA

Frank Vallario*

*Effective June 19, 2017, Frank Vallario will no longer manage the Fund.

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COLUMBIA ETF TRUST I

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2017.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

"The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

November 1, 2016 – April 30, 2017

	Beginning Account Value ($)		Ending Account Value ($)		Expenses Paid For the Period ($)		Annualized Expense Ratios for the Period (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Sustainable Global Equity Income ETF	1,000.00	1,000.00	1,144.80	1,022.81	2.13	2.01	0.40
Columbia Sustainable International Equity Income ETF	1,000.00	1,000.00	1,134.90	1,022.56	2.38	2.26	0.45
Columbia Sustainable U.S. Equity Income ETF	1,000.00	1,000.00	1,150.30	1,023.06	1.87	1.76	0.35

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Expense ratios reflect expense caps through the period ended April 30, 2017.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

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COLUMBIA ETF TRUST I

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through April 30, 2017.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable Global Equity Income ETF
June 13, 2016 – April 30, 2017
	0 - 49.9	182	5
	50 - 99.9	35	0
	100 - 199.9	0	0
	> 200	0	0
	Total	217	5
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable International Equity Income ETF
June 13, 2016 – April 30, 2017
	0 - 49.9	112	30
	50 - 99.9	61	4
	100 - 199.9	14	0
	> 200	1	0
	Total	188	34
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable U.S. Equity Income ETF
June 13, 2016 – April 30, 2017
	0 - 49.9	186	36
	50 - 99.9	0	0
	100 - 199.9	0	0
	> 200	0	0
	Total	186	36

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS

Columbia Sustainable Global Equity Income ETF

April 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.1%

Issuer	Shares	Value ($)
AUSTRALIA 1.8%
Caltex Australia Ltd.	1,029	22,986
Harvey Norman Holdings Ltd.	6,647	20,828
LendLease Group	1,882	22,561
SEEK Ltd.	1,469	18,720
Telstra Corp. Ltd.	6,404	20,211
Total		105,306
BELGIUM 0.4%
Anheuser-Busch InBev SA/NV	204	22,970
CANADA 2.0%
Atco Ltd./Canada Class I	368	13,368
Brookfield Asset Management, Inc. Class A	338	12,474
Empire Co. Ltd. Class A	1,774	27,285
Metro, Inc.	556	19,023
Open Text Corp.	456	15,785
Veresen, Inc.	2,482	27,646
Total		115,581
DENMARK 0.4%
Novo Nordisk A/S Class B	566	22,019
FINLAND 0.4%
UPM-Kymmene OYJ	798	21,055
FRANCE 5.9%
BNP Paribas SA	314	22,150
Casino Guichard-Perrachon SA	473	28,484
Christian Dior SE	56	15,364
Eiffage SA	310	26,250
Groupe Eurotunnel SE	2,213	24,303
Ingenico Group SA	206	18,659
Publicis Groupe SA	351	25,330
Renault SA	271	25,264
Safran SA	296	24,504
Schneider Electric SE	236	18,632
Societe Generale SA	485	26,518
Valeo SA	254	18,255
Vinci SA	371	31,552
Vivendi SA(a)	1,643	32,589
Total		337,854

Common Stocks (continued)

Issuer	Shares	Value ($)
GERMANY 0.8%
Henkel AG & Co. KGaA	105	12,251
ProSiebenSat.1 Media SE	709	30,103
Total		42,354
HONG KONG 1.5%
HKT Trust & HKT Ltd.	29,379	37,585
PCCW Ltd.	51,953	29,325
Swire Properties Ltd.	6,239	20,937
Total		87,847
ISRAEL 0.3%
Bank Hapoalim B.M.	2,172	13,567
ITALY 1.6%
Atlantia SpA	1,387	35,161
Enel SpA	4,832	22,963
Snam SpA	8,008	35,387
Total		93,511
JAPAN 12.8%
Aeon Mall Co. Ltd.	1,146	19,461
Astellas Pharma, Inc.	2,342	30,843
Chiba Bank Ltd. (The)	1,907	12,762
Concordia Financial Group Ltd.	4,453	20,461
Fuji Electric Co. Ltd.	2,794	15,315
FUJIFILM Holdings Corp.	747	27,703
Hitachi Metals Ltd.	976	13,668
ITOCHU Corp.	2,367	33,465
JXTG Holdings, Inc.	14,112	63,692
Lawson, Inc.	342	22,704
Miraca Holdings, Inc.	661	30,479
Mitsubishi Chemical Holdings Corp.	4,322	33,822
Mitsubishi Corp.	1,360	29,324
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,069	16,024
Mitsui Chemicals, Inc.	5,573	28,497
Nippon Telegraph & Telephone Corp.	454	19,423
Nomura Real Estate Holdings, Inc.	1,254	21,183
Oracle Corp. Japan	324	18,660
ORIX Corp.	2,039	31,115
Osaka Gas Co. Ltd.	3,602	13,485
Resona Holdings, Inc.	5,902	32,817
Showa Shell Sekiyu KK	3,269	31,584

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2017 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Subaru Corp.	800	30,229
Sumitomo Chemical Co. Ltd.	5,999	33,851
Taiheiyo Cement Corp.	3,283	10,927
Teijin Ltd.	1,729	33,488
Toppan Printing Co. Ltd.	2,032	20,435
Toyota Tsusho Corp.	852	26,866
Yokogawa Electric Corp.	981	15,146
Total		737,429
JORDAN 0.3%
Hikma Pharmaceuticals PLC	715	17,918
NETHERLANDS 2.0%
Boskalis Westminster	751	27,613
Heineken Holding NV	360	30,151
Heineken NV	225	20,054
Koninklijke Ahold Delhaize NV	808	16,735
Randstad Holding NV	348	20,733
Total		115,286
NORWAY 0.2%
DNB ASA	849	13,290
SINGAPORE 0.3%
United Overseas Bank Ltd.	1,102	17,188
SPAIN 3.1%
Abertis Infraestructuras SA	2,261	39,763
Amadeus IT Group SA	462	24,903
Enagas SA	1,173	30,848
Endesa SA	1,163	27,400
Gas Natural SDG SA	1,298	29,343
Telefonica SA	2,309	25,534
Total		177,791
SWEDEN 0.5%
Alfa Laval AB	808	16,580
Hexagon AB Class B	279	12,153
Total		28,733
SWITZERLAND 0.7%
Adecco Group AG	274	20,341
Galenica AG	18	19,547
Total		39,888

Common Stocks (continued)

Issuer	Shares	Value ($)
UNITED KINGDOM 6.4%
3i Group PLC	2,855	29,309
Barratt Developments PLC	4,326	32,433
Capita PLC	4,685	33,700
Coca-Cola European Partners PLC	629	23,788
GKN PLC	3,000	13,930
Imperial Brands PLC	630	30,826
InterContinental Hotels Group PLC	288	15,262
ITV PLC	9,268	25,180
Marks & Spencer Group PLC	6,942	32,925
Meggitt PLC	5,232	31,306
Petrofac Ltd.	2,373	25,006
RELX PLC	671	13,595
Sky PLC	1,134	14,554
William Hill PLC	8,642	32,815
WPP PLC	628	13,430
Total		368,059
UNITED STATES 57.7%
3M Co.	160	31,333
AES Corp. (The)	4,084	46,190
Agilent Technologies, Inc.	473	26,039
Allstate Corp. (The)	265	21,542
American Electric Power Co., Inc.	471	31,948
American Express Co.	323	25,598
American Water Works Co., Inc.	296	23,609
Ameriprise Financial, Inc.(b)	212	27,104
AmerisourceBergen Corp.	380	31,179
Amgen, Inc.	246	40,177
Apple, Inc.	231	33,183
Archer-Daniels-Midland Co.	1,004	45,933
Baker Hughes, Inc.	317	18,820
Bank of New York Mellon Corp. (The)	447	21,036
Best Buy Co., Inc.	924	47,872
Boeing Co. (The)	277	51,198
Bunge Ltd.	323	25,527
Cardinal Health, Inc.	531	38,545
Caterpillar, Inc.	366	37,427
CenturyLink, Inc.	2,041	52,392
Cisco Systems, Inc.	1,396	47,562
Conagra Brands, Inc.	453	17,567

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2017 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Core Laboratories N.V.	159	17,620
Cummins, Inc.	260	39,244
Delta Air Lines, Inc.	806	36,625
Dr Pepper Snapple Group, Inc.	330	30,244
Dun & Bradstreet Corp. (The)	278	30,472
Ecolab, Inc.	144	18,589
Edison International	221	17,673
Entergy Corp.	672	51,247
Estee Lauder Cos., Inc. (The) Class A	301	26,229
Expeditors International of Washington, Inc.	369	20,697
Exxon Mobil Corp.	461	37,641
Flowserve Corp.	343	17,448
Foot Locker, Inc.	397	30,704
Franklin Resources, Inc.	1,086	46,817
Gap, Inc. (The)	2,005	52,531
General Mills, Inc.	638	36,691
Hartford Financial Services Group, Inc. (The)	822	39,752
Honeywell International, Inc.	247	32,392
Hormel Foods Corp.	770	27,012
HP, Inc.	3,051	57,420
Huntington Ingalls Industries, Inc.	127	25,513
Ingersoll-Rand PLC	292	25,915
Ingredion, Inc.	183	22,659
International Business Machines Corp.	251	40,233
Intuit, Inc.	168	21,035
JM Smucker Co. (The)	201	25,471
Johnson & Johnson	223	27,534
KeyCorp	1,720	31,373
Kroger Co. (The)	747	22,149
L3 Technologies, Inc.	223	38,305
Lowe's Cos., Inc.	541	45,920
ManpowerGroup, Inc.	361	36,454
Marathon Petroleum Corp.	893	45,489
Marriott International, Inc. Class A	406	38,334
Mondelez International, Inc. Class A	434	19,543
Morgan Stanley	773	33,525
Mosaic Co. (The)	1,315	35,413
NextEra Energy, Inc.	135	18,031
Nordstrom, Inc.	1,017	49,091
Northrop Grumman Corp.	101	24,842

Common Stocks (continued)

Issuer	Shares	Value ($)
Nucor Corp.	576	35,326
Occidental Petroleum Corp.	606	37,293
ONEOK, Inc.	690	36,301
Oracle Corp.	793	35,653
Parker-Hannifin Corp.	169	27,175
PepsiCo, Inc.	311	35,230
Phillips 66	496	39,462
PNC Financial Services Group, Inc. (The)	176	21,076
PPG Industries, Inc.	376	41,300
Principal Financial Group, Inc.	559	36,408
Prudential Financial, Inc.	371	39,708
Public Service Enterprise Group, Inc.	1,067	47,001
Quest Diagnostics, Inc.	242	25,533
Robert Half International, Inc.	735	33,847
Rockwell Automation, Inc.	187	29,424
SCANA Corp.	549	36,404
Schlumberger Ltd.	374	27,149
Scripps Networks Interactive, Inc. Class A	419	31,308
Seagate Technology PLC	903	38,043
Sempra Energy	186	21,022
Sherwin-Williams Co. (The)	93	31,125
Snap-on, Inc.	118	19,768
State Street Corp.	478	40,104
Tesoro Corp.	496	39,536
Texas Instruments, Inc.	307	24,308
Time Warner, Inc.	332	32,958
Travelers Cos., Inc. (The)	372	45,257
United Parcel Service, Inc. Class B	295	31,701
United Technologies Corp.	241	28,677
Valero Energy Corp.	719	46,455
Valspar Corp. (The)	204	22,938
VF Corp.	806	44,032
Wal-Mart Stores, Inc.	638	47,965
Walt Disney Co. (The)	172	19,883
Western Union Co. (The)	2,366	46,989
Whirlpool Corp.	192	35,651
Xerox Corp.	6,653	47,835
Total		3,315,503
Total Common Stocks (Cost $5,089,998)		5,693,149

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2017 (Unaudited)

Money Market Funds 0.6%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 0.587%(c)	37,212	37,212
Total Money Market Funds (Cost $37,212)		37,212
Total Investments (Cost $5,127,210)		5,730,361
Other Assets & Liabilities, Net		17,575
Net Assets		5,747,936

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Realized Gain/(Loss) ($)	Dividend — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	304	5	(97)	212	2,915	457	27,104

(c)  The rate shown is the seven-day current annualized yield at April 30, 2017.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2017 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Australia	105,306	—	—	105,306
Belgium	22,970	—	—	22,970
Canada	115,581	—	—	115,581
Denmark	22,019	—	—	22,019
Finland	21,055	—	—	21,055
France	337,854	—	—	337,854
Germany	42,354	—	—	42,354
Hong Kong	87,847	—	—	87,847
Israel	13,567	—	—	13,567
Italy	93,511	—	—	93,511
Japan	737,429	—	—	737,429
Jordan	17,918	—	—	17,918
Netherlands	115,286	—	—	115,286
Norway	13,290	—	—	13,290
Singapore	17,188	—	—	17,188
Spain	177,791	—	—	177,791

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

April 30, 2017 (Unaudited)

Fair Value Measurements (continued)

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Sweden	28,733	—	—	28,733
Switzerland	39,888	—	—	39,888
United Kingdom	368,059	—	—	368,059
United States	3,315,503	—	—	3,315,503
Total Common Stocks	5,693,149	—	—	5,693,149
Money Market Funds	37,212	—	—	37,212
Total Investments	5,730,361	—	—	5,730,361

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS

Columbia Sustainable International Equity Income ETF

April 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.0%

Issuer	Shares	Value ($)
AUSTRALIA 4.4%
Caltex Australia Ltd.	2,416	53,969
Harvey Norman Holdings Ltd.	15,609	48,911
LendLease Group	4,419	52,975
SEEK Ltd.	3,450	43,965
Telstra Corp. Ltd.	15,039	47,462
Total		247,282
BELGIUM 1.0%
Anheuser-Busch InBev SA/NV	478	53,822
CANADA 4.8%
Atco Ltd./Canada Class I	863	31,350
Brookfield Asset Management, Inc. Class A	794	29,302
Empire Co. Ltd. Class A	4,165	64,061
Metro, Inc.	1,305	44,648
Open Text Corp.	1,070	37,039
Veresen, Inc.	5,828	64,917
Total		271,317
DENMARK 0.9%
Novo Nordisk A/S Class B	1,330	51,741
FINLAND 0.9%
UPM-Kymmene OYJ	1,875	49,472
FRANCE 14.0%
BNP Paribas SA	739	52,131
Casino Guichard-Perrachon SA	1,110	66,843
Christian Dior SE	130	35,667
Eiffage SA	727	61,560
Groupe Eurotunnel SE	5,197	57,074
Ingenico Group SA	483	43,750
Publicis Groupe SA	823	59,391
Renault SA	635	59,198
Safran SA	695	57,533
Schneider Electric SE	555	43,817
Societe Generale SA	1,139	62,276
Valeo SA	596	42,835
Vinci SA	871	74,076
Vivendi SA(a)	3,859	76,544
Total		792,695

Common Stocks (continued)

Issuer	Shares	Value ($)
GERMANY 1.8%
Henkel AG & Co. KGaA	247	28,820
ProSiebenSat.1 Media SE	1,664	70,651
Total		99,471
HONG KONG 3.7%
HKT Trust & HKT Ltd.	68,995	88,267
PCCW Ltd.	122,007	68,866
Swire Properties Ltd.	14,652	49,169
Total		206,302
ISRAEL 0.6%
Bank Hapoalim B.M.	5,101	31,862
ITALY 3.9%
Atlantia SpA	3,256	82,542
Enel SpA	11,347	53,923
Snam SpA	18,806	83,103
Total		219,568
JAPAN 30.7%
Aeon Mall Co. Ltd.	2,692	45,716
Astellas Pharma, Inc.	5,500	72,432
Chiba Bank Ltd. (The)	4,477	29,962
Concordia Financial Group Ltd.	10,457	48,049
Fuji Electric Co. Ltd.	6,561	35,963
FUJIFILM Holdings Corp.	1,756	65,123
Hitachi Metals Ltd.	2,292	32,097
ITOCHU Corp.	5,559	78,595
JXTG Holdings, Inc.	33,618	151,729
Lawson, Inc.	803	53,308
Miraca Holdings, Inc.	1,553	71,610
Mitsubishi Chemical Holdings Corp.	10,149	79,420
Mitsubishi Corp.	3,193	68,847
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,207	37,629
Mitsui Chemicals, Inc.	13,088	66,925
Nippon Telegraph & Telephone Corp.	1,066	45,606
Nomura Real Estate Holdings, Inc.	2,944	49,731
Oracle Corp. Japan	759	43,714
ORIX Corp.	4,788	73,064
Osaka Gas Co. Ltd.	8,458	31,663
Resona Holdings, Inc.	13,859	77,059

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

April 30, 2017 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Showa Shell Sekiyu KK	7,677	74,174
Subaru Corp.	1,879	71,000
Sumitomo Chemical Co. Ltd.	14,087	79,490
Taiheiyo Cement Corp.	7,709	25,657
Teijin Ltd.	4,059	78,617
Toppan Printing Co. Ltd.	4,771	47,980
Toyota Tsusho Corp.	2,002	63,129
Yokogawa Electric Corp.	2,304	35,572
Total		1,733,861
JORDAN 0.7%
Hikma Pharmaceuticals PLC	1,678	42,051
NETHERLANDS 4.8%
Boskalis Westminster	1,763	64,823
Heineken Holding NV	847	70,937
Heineken NV	528	47,061
Koninklijke Ahold Delhaize NV	1,898	39,311
Randstad Holding NV	818	48,733
Total		270,865
NORWAY 0.5%
DNB ASA	1,995	31,230
SINGAPORE 0.7%
United Overseas Bank Ltd.	2,589	40,381
SPAIN 7.4%
Abertis Infraestructuras SA	5,310	93,385
Amadeus IT Group SA	1,086	58,539
Enagas SA	2,755	72,451
Endesa SA	2,732	64,364
Gas Natural SDG SA	3,047	68,882
Telefonica SA	5,423	59,969
Total		417,590
SWEDEN 1.2%
Alfa Laval AB	1,898	38,947
Hexagon AB Class B	655	28,530
Total		67,477

Common Stocks (continued)

Issuer	Shares	Value ($)
SWITZERLAND 1.7%
Adecco Group AG	643	47,735
Galenica AG	42	45,609
Total		93,344
UNITED KINGDOM 15.3%
3i Group PLC	6,704	68,823
Barratt Developments PLC	10,159	76,165
Capita PLC	11,003	79,147
Coca-Cola European Partners PLC	1,478	55,897
GKN PLC	7,045	32,712
Imperial Brands PLC	1,480	72,416
InterContinental Hotels Group PLC	675	35,770
ITV PLC	21,765	59,133
Marks & Spencer Group PLC	16,302	77,318
Meggitt PLC	12,287	73,520
Petrofac Ltd.	5,571	58,705
RELX PLC	1,576	31,930
Sky PLC	2,664	34,190
William Hill PLC	20,294	77,059
WPP PLC	1,473	31,501
Total		864,286
Total Common Stocks (Cost $5,197,336)		5,584,617

Money Market Funds 0.3%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 0.587%(b)	17,998	17,998
Total Money Market Funds (Cost $17,998)		17,998
Total Investments (Cost $5,215,334)		5,602,615
Other Assets & Liabilities, Net		41,373
Net Assets		5,643,988

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

April 30, 2017 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at April 30, 2017.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

April 30, 2017 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Australia	247,282	—	—	247,282
Belgium	53,822	—	—	53,822
Canada	271,317	—	—	271,317
Denmark	51,741	—	—	51,741
Finland	49,472	—	—	49,472
France	792,695	—	—	792,695
Germany	99,471	—	—	99,471
Hong Kong	206,302	—	—	206,302
Israel	31,862	—	—	31,862
Italy	219,568	—	—	219,568
Japan	1,733,861	—	—	1,733,861
Jordan	42,051	—	—	42,051
Netherlands	270,865	—	—	270,865
Norway	31,230	—	—	31,230
Singapore	40,381	—	—	40,381
Spain	417,590	—	—	417,590
Sweden	67,477	—	—	67,477
Switzerland	93,344	—	—	93,344
United Kingdom	864,286	—	—	864,286
Total Common Stocks	5,584,617	—	—	5,584,617
Money Market Funds	17,998	—	—	17,998
Total Investments	5,602,615	—	—	5,602,615

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS

Columbia Sustainable U.S. Equity Income ETF

April 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.6%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.9%
Hotels, Restaurants & Leisure 1.2%
Marriott International, Inc. Class A	709	66,944
Household Durables 1.1%
Whirlpool Corp.	336	62,388
Media 2.5%
Scripps Networks Interactive, Inc. Class A	733	54,770
Time Warner, Inc.	580	57,577
Walt Disney Co. (The)	301	34,795
Total		147,142
Multiline Retail 1.5%
Nordstrom, Inc.	1,777	85,776
Specialty Retail 5.3%
Best Buy Co., Inc.	1,615	83,673
Foot Locker, Inc.	694	53,674
Gap, Inc. (The)	3,504	91,805
Lowe's Cos., Inc.	945	80,211
Total		309,363
Textiles, Apparel & Luxury Goods 1.3%
VF Corp.	1,409	76,974
Total Consumer Discretionary		748,587
CONSUMER STAPLES 11.5%
Beverages 2.0%
Dr Pepper Snapple Group, Inc.	576	52,791
PepsiCo, Inc.	544	61,624
Total		114,415
Food & Staples Retailing 2.1%
Kroger Co. (The)	1,306	38,723
Wal-Mart Stores, Inc.	1,115	83,826
Total		122,549
Food Products 6.6%
Archer-Daniels-Midland Co.	1,754	80,245
Bunge Ltd.	565	44,652
Conagra Brands, Inc.	791	30,675
General Mills, Inc.	1,116	64,181
Hormel Foods Corp.	1,346	47,218
Ingredion, Inc.	319	39,498
JM Smucker Co. (The)	351	44,479
Mondelez International, Inc. Class A	758	34,133
Total		385,081

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.8%
Estee Lauder Cos., Inc. (The) Class A	525	45,748
Total Consumer Staples		667,793
ENERGY 10.4%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	554	32,891
Core Laboratories N.V.	279	30,919
Schlumberger Ltd.	653	47,401
Total		111,211
Oil, Gas & Consumable Fuels 8.5%
Exxon Mobil Corp.	806	65,810
Marathon Petroleum Corp.	1,560	79,466
Occidental Petroleum Corp.	1,059	65,171
ONEOK, Inc.	1,206	63,448
Phillips 66	867	68,978
Tesoro Corp.	867	69,109
Valero Energy Corp.	1,257	81,215
Total		493,197
Total Energy		604,408
FINANCIALS 12.9%
Banks 1.6%
KeyCorp	3,005	54,811
PNC Financial Services Group, Inc. (The)	308	36,883
Total		91,694
Capital Markets 5.0%
Ameriprise Financial, Inc.(a)	370	47,304
Bank of New York Mellon Corp. (The)	782	36,801
Franklin Resources, Inc.	1,897	81,780
Morgan Stanley	1,351	58,593
State Street Corp.	836	70,140
Total		294,618
Consumer Finance 0.8%
American Express Co.	565	44,776
Insurance 5.5%
Allstate Corp. (The)	462	37,556
Hartford Financial Services Group, Inc. (The)	1,436	69,445
Principal Financial Group, Inc.	976	63,567
Prudential Financial, Inc.	649	69,463

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2017 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Travelers Cos., Inc. (The)	649	78,957
Total		318,988
Total Financials		750,076
HEALTH CARE 5.7%
Biotechnology 1.2%
Amgen, Inc.	429	70,064
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	664	54,481
Cardinal Health, Inc.	928	67,364
Quest Diagnostics, Inc.	422	44,525
Total		166,370
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	826	45,472
Pharmaceuticals 0.8%
Johnson & Johnson	390	48,153
Total Health Care		330,059
INDUSTRIALS 18.6%
Aerospace & Defense 5.1%
Boeing Co. (The)	483	89,273
Huntington Ingalls Industries, Inc.	222	44,598
L3 Technologies, Inc.	390	66,990
Northrop Grumman Corp.	177	43,535
United Technologies Corp.	421	50,095
Total		294,491
Air Freight & Logistics 1.6%
Expeditors International of Washington, Inc.	645	36,178
United Parcel Service, Inc. Class B	516	55,449
Total		91,627
Airlines 1.1%
Delta Air Lines, Inc.	1,408	63,980
Electrical Equipment 0.9%
Rockwell Automation, Inc.	326	51,296
Industrial Conglomerates 1.9%
3M Co.	280	54,832
Honeywell International, Inc.	432	56,653
Total		111,485
Machinery 5.0%
Caterpillar, Inc.	640	65,447

Common Stocks (continued)

Issuer	Shares	Value ($)
Cummins, Inc.	455	68,678
Flowserve Corp.	599	30,471
Ingersoll-Rand PLC	511	45,351
Parker-Hannifin Corp.	295	47,436
Snap-on, Inc.	206	34,511
Total		291,894
Professional Services 3.0%
Dun & Bradstreet Corp. (The)	485	53,161
ManpowerGroup, Inc.	630	63,617
Robert Half International, Inc.	1,284	59,128
Total		175,906
Total Industrials		1,080,679
INFORMATION TECHNOLOGY 11.8%
Communications Equipment 1.4%
Cisco Systems, Inc.	2,440	83,131
IT Services 2.6%
International Business Machines Corp.	439	70,368
Western Union Co. (The)	4,134	82,101
Total		152,469
Semiconductors & Semiconductor Equipment 0.8%
Texas Instruments, Inc.	536	42,440
Software 1.7%
Intuit, Inc.	294	36,812
Oracle Corp.	1,386	62,314
Total		99,126
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	405	58,178
HP, Inc.	5,331	100,330
Seagate Technology PLC	1,577	66,439
Xerox Corp.	11,626	83,591
Total		308,538
Total Information Technology		685,704
MATERIALS 5.5%
Chemicals 4.5%
Ecolab, Inc.	251	32,401
Mosaic Co. (The)	2,298	61,885
PPG Industries, Inc.	658	72,275
Sherwin-Williams Co. (The)	163	54,553

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2017 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Valspar Corp. (The)	357	40,141
Total		261,255
Metals & Mining 1.0%
Nucor Corp.	1,006	61,698
Total Materials		322,953
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
CenturyLink, Inc.	3,567	91,565
Total Telecommunication Services		91,565
UTILITIES 8.8%
Electric Utilities 3.6%
American Electric Power Co., Inc.	823	55,824
Edison International	386	30,869
Entergy Corp.	1,174	89,529
NextEra Energy, Inc.	236	31,520
Total		207,742
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The)	7,136	80,708
Multi-Utilities 3.1%
Public Service Enterprise Group, Inc.	1,864	82,109
SCANA Corp.	960	63,658

Common Stocks (continued)

Issuer	Shares	Value ($)
Sempra Energy	325	36,731
Total		182,498
Water Utilities 0.7%
American Water Works Co., Inc.	517	41,236
Total Utilities		512,184
Total Common Stocks (Cost $5,147,266)		5,794,008

Money Market Funds 0.3%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 0.587%(b)	15,524	15,524
Total Money Market Funds (Cost $15,524)		15,524
Total Investments (Cost $5,162,790)		5,809,532
Other Assets & Liabilities, Net		3,454
Net Assets		5,812,986

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Realized Gain/(Loss) ($)	Dividend — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	517	15	(162)	370	4,761	782	47,304

(b)  The rate shown is the seven-day current annualized yield at April 30, 2017.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2017 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

April 30, 2017 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Common Stocks
Consumer Discretionary	748,587	—	—	748,587
Consumer Staples	667,793	—	—	667,793
Energy	604,408	—	—	604,408
Financials	750,076	—	—	750,076
Health Care	330,059	—	—	330,059
Industrials	1,080,679	—	—	1,080,679
Information Technology	685,704	—	—	685,704
Materials	322,953	—	—	322,953
Telecommunication Services	91,565	—	—	91,565
Utilities	512,184	—	—	512,184
Total Common Stocks	5,794,008	—	—	5,794,008
Money Market Funds	15,524	—	—	15,524
Total Investments	5,809,532	—	—	5,809,532

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Columbia Sustainable Global Equity Income ETF	Columbia Sustainable International Equity Income ETF	Columbia Sustainable U.S. Equity Income ETF
Assets
Investments, at cost:
Unaffiliated issuers	$5,106,105	$5,215,334	$5,125,957
Affiliated issuers	21,105	—	36,833
Total investments, at cost	$5,127,210	$5,215,334	$5,162,790
Foreign currency, at cost	528	1,239	—
Investments, at fair value
Unaffiliated issuers	$5,703,257	$5,602,615	$5,762,228
Affiliated issuers	27,104	—	47,304
Total investments, at fair value	$5,730,361	$5,602,615	$5,809,532
Foreign currency at value	529	1,241	—
Receivable for:
Dividends	18,172	41,473	5,094
Reclaims receivable	736	805	16
Investment securities sold	680	1,782	—
Total assets	5,750,478	5,647,916	5,814,642
Liabilities
Payable for:
Investment management fees	1,862	2,144	1,656
Investments purchased	680	1,784	—
Total liabilities	2,542	3,928	1,656
Net assets applicable to outstanding capital stock	$5,747,936	$5,643,988	$5,812,986
Represented by:
Paid-in capital	$4,922,475	$4,818,417	$4,939,320
Undistributed net investment income	17,893	35,279	7,811
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	204,389	402,958	219,113
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	597,152	387,281	636,271
Investments — affiliated issuers	5,999	—	10,471
Foreign currency translations	28	53	—
Total — representing net assets applicable to outstanding capital stock	$5,747,936	$5,643,988	$5,812,986
Shares outstanding	200,040	200,040	200,045
Net asset value per share	$28.73	$28.21	$29.06

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2017 (Unaudited)

	Columbia Sustainable Global Equity Income ETF	Columbia Sustainable International Equity Income ETF	Columbia Sustainable U.S. Equity Income ETF
Investment Income:
Dividends — unaffiliated issuers	$77,286	$92,452	$75,798
Dividends — affiliated issuers	457	—	782
Foreign taxes withheld	(3,434)	(10,009)	(49)
Total income	74,309	82,443	76,531
Expenses:
Investment management fees	10,884	13,533	9,773
Net investment income	63,425	68,910	66,758
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	202,716	109,225	214,835
Investments — affiliated issuers	2,915	—	4,761
In-kind transactions	—	295,910	—
Foreign currency transactions	(1,241)	(2,176)	—
Total realized gain	204,390	402,959	219,596
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	457,943	290,006	469,579
Investments — affiliated issuers	9,422	—	16,296
Foreign currency transactions	383	920	—
Net unrealized gain on investments and foreign currency transactions	467,748	290,926	485,875
Net realized and unrealized gain on investments and foreign currency transactions	672,138	693,885	705,471
Net increase in net assets resulting from operations	$735,563	$762,795	$772,229

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Sustainable Global Equity Income ETF		Columbia Sustainable International Equity Income ETF
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Period June 13, 2016(a) Through October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Period June 13, 2016(a) Through October 31, 2016
Operations
Net investment income	$63,425	$42,316	$68,910	$47,895
Net realized gain	204,390	66,906	402,959	65,480
Net change in unrealized appreciation	467,748	135,431	290,926	96,408
Net increase in net assets resulting from operations	735,563	244,653	762,795	209,783
Distributions to shareholders
Net investment income	(49,832)	(37,900)	(37,605)	(43,597)
Net realized gain	(67,023)	—	(65,805)	—
Total distributions to shareholders	(116,855)	(37,900)	(103,410)	(43,597)
Shareholder transactions
Proceeds from shares sold	—	—	2,665,460	—
Cost of shares redeemed	—	—	(2,750,865)	—
Net decrease in net assets resulting from shareholder transactions	—	—	(85,405)	—
Increase in net assets	618,708	206,753	573,980	166,186
Net Assets:
Net assets beginning of period	5,129,228	4,922,475 (b)	5,070,008	4,903,822 (c)
Net assets at end of period	$5,747,936	$5,129,228	$5,643,988	$5,070,008
Undistributed net investment income	$17,893	$4,300	$35,279	$3,974
Capital stock activity
Shares outstanding, beginning of period	200,040	200,040	200,040	200,040
Subscriptions	—	—	100,000	—
Redemptions	—	—	(100,000)	—
Shares outstanding, end of period	200,040	200,040	200,040	200,040

(a)  Commencement of operations.

(b)  Initial cash of $1,000 and securities of $5,000,000 were contributed on June 10, 2016. Prior to June 13, 2016 (commencement of operations), the Fund had a decrease in net assets of $78,525 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

(c)  Initial cash of $1,000 and securities of $5,000,000 were contributed on June 10, 2016. Prior to June 13, 2016 (commencement of operations), the Fund had a decrease in net assets of $97,178 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Sustainable U.S. Equity Income ETF
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Period June 13, 2016(a) Through October 31, 2016
Operations
Net investment income	$66,758	$38,755
Net realized gain	219,596	67,502
Net change in unrealized appreciation	485,875	160,867
Net increase in net assets resulting from operations	772,229	267,124
Distributions to shareholders
Net investment income	(63,520)	(34,182)
Net realized gain	(67,985)	—
Total distributions to shareholders	(131,505)	(34,182)
Shareholder transactions
Proceeds from shares sold	—	—
Cost of shares redeemed	—	(96,082)
Net decrease in net assets resulting from shareholder transactions	—	(96,082)
Increase in net assets	640,724	136,860
Net Assets:
Net assets beginning of period	5,172,262	5,035,402 (d)
Net assets at end of period	$5,812,986	$5,172,262
Undistributed net investment income	$7,811	$4,573
Capital stock activity
Shares outstanding, beginning of period	200,045	204,000
Subscriptions	—	—
Redemptions	—	(3,955)
Shares outstanding, end of period	200,045	200,045

(a)  Commencement of operations.

(d)  Initial cash of $100,000 and securities of $5,000,000 were contributed on June 10, 2016. Prior to June 13, 2016 (commencement of operations), the Fund had a decrease in net assets of $64,598 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand each Fund's financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Columbia Sustainable Global Equity Income ETF

	For the Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016(a)
Per share data
Net asset value, beginning of period	$25.64		$24.61
Income from investment operations:
Net investment income	0.32		0.21
Net realized and unrealized gain	3.35		1.01
Total from investment operations	3.67		1.22
Less distributions to shareholders:
Net investment income	(0.24)		(0.19)
Net realized gains	(0.34)		—
Total distribution to shareholders	(0.58)		(0.19)
Net asset value, end of period	$28.73		$25.64
Total Return at NAV	14.48%		4.95%
Total Return at Market	14.55%		6.23%
Ratios to average net assets of:(b)
Expenses, net of expense waivers	0.40	%(c)	0.40	%(c)
Expenses, prior to expense waivers	0.40	%(c)	0.40	%(c)
Net investment income, net of waivers	2.33	%(c)	2.17	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,748		$5,129
Portfolio turnover rate	30%		18%

(a)  Based on operations from June 13, 2016 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

FINANCIAL HIGHLIGHTS (continued)

Columbia Sustainable International Equity Income ETF

	For the Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016(a)
Per share data
Net asset value, beginning of period	$25.34		$24.51
Income from investment operations:
Net investment income	0.30		0.24
Net realized and unrealized gain	3.07		0.81
Total from investment operations	3.37		1.05
Less distributions to shareholders:
Net investment income	(0.17)		(0.22)
Net realized gains	(0.33)		—
Total distribution to shareholders	(0.50)		(0.22)
Net asset value, end of period	$28.21		$25.34
Total Return at NAV	13.49%		4.27%
Total Return at Market	13.52%		7.13%
Ratios to average net assets of:(b)
Expenses, net of expense waivers	0.45	%(c)	0.45	%(c)
Expenses, prior to expense waivers	0.45	%(c)	0.45	%(c)
Net investment income, net of waivers	2.29	%(c)	2.50	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,644		$5,070
Portfolio turnover rate	39%		22%

(a)  Based on operations from June 13, 2016 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

FINANCIAL HIGHLIGHTS (continued)

Columbia Sustainable U.S. Equity Income ETF

	For the
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016(a)
Per share data
Net asset value, beginning of period	$25.86		$24.68
Income from investment operations:
Net investment income	0.33		0.19
Net realized and unrealized gain	3.53		1.16
Total from investment operations	3.86		1.35
Less distributions to shareholders:
Net investment income	(0.32)		(0.17)
Net realized gains	(0.34)		—
Total distribution to shareholders	(0.66)		(0.17)
Net asset value, end of period	$29.06		$25.86
Total Return at NAV	15.03%		5.47%
Total Return at Market	14.95%		5.69%
Ratios to average net assets of:(b)
Expenses, net of expense waivers	0.35	%(c)	0.35	%(c)
Expenses, prior to expense waivers	0.35	%(c)	0.35	%(c)
Net investment income	2.39	%(c)	1.96	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,813		$5,172
Portfolio turnover rate	26%		15%

(a)  Based on operations from June 13, 2016 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS

April 30, 2017 (Unaudited)

Note 1. Organization

Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Sustainable Global Equity Income ETF, Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF. Each fund currently operates as a diversified fund.

Fund Shares

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Funds' principal underwriter and the transfer agent, or purchase through a broker that has entered into such an agreement. Authorized Participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities (including common stocks, preferred stocks, convertible securities and exchange traded funds) listed on an exchange are valued at the last closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange but included in the NASDAQ National Market System are valued at the NASDAQ official close price. Equity securities and exchange traded funds that are not listed on a national exchange and are not included in the NASDAQ National Market System are valued at the mean between the closing bid and asked prices.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London's exchange of 11:00 a.m. Eastern (U.S.) time.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2017

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of Net Asset Value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues

Semiannual Report 2017

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each

Fund's average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund's participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets:

Fee
Columbia Sustainable Global Equity Income ETF	0.40%
Columbia Sustainable International Equity Income ETF	0.45
Columbia Sustainable U.S. Equity Income ETF	0.35

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Other expenses allocated to the Funds, if any, are payable by the Investment Manager. For the period ended April 30, 2017, there were no expenses incurred for these particular items.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statements of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Funds, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the

Semiannual Report 2017

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

Funds. The expenses of the Compensation of Board Members allocated to the Fund are payable by the Investment Manager.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer's total compensation is allocated to the Funds, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The expenses of the Chief Compliance Officer allocated by the Funds are payable by the Investment Manager. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.

Distribution and Service Fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan). Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, however, and there are no current plans to impose these fees.

Expenses Waived/Reimbursed by the Investment Manager

The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed, do not exceed the following annual rates as a percentage of the respective Fund's average daily net assets:

	March 1, 2017 Through February 28, 2018	Prior to March 1, 2017
Columbia Sustainable Global Equity Income ETF	0.40%	0.40%
Columbia Sustainable International Equity Income ETF	0.45	0.45
Columbia Sustainable U.S. Equity Income ETF	0.35	0.35

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes, expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2017, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Sustainable Global Equity Income ETF	5,127,210	673,656	(70,505)	603,151
Columbia Sustainable International Equity Income ETF	5,215,334	487,857	(100,576)	387,281
Columbia Sustainable U.S. Equity Income ETF	5,162,790	709,035	(62,293)	646,742

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2017

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2017, were as follows:

	Purchases ($)	Sales ($)
Columbia Sustainable Global Equity Income ETF	1,651,685	1,740,376
Columbia Sustainable International Equity Income ETF	2,318,166	2,365,035
Columbia Sustainable U.S. Equity Income ETF	1,472,276	1,537,813

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. In-Kind Transactions

The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2017, the cost basis in securities contributed was as follows:

Cost ($)
Columbia Sustainable International Equity Income ETF	2,653,050

Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2017, the in-kind transactions were as follows:

	Cost Basis ($)	Proceeds From Sales ($)	Net Realized Gain (Loss) ($)
Columbia Sustainable International Equity Income ETF	2,443,219	2,739,129	295,910

Note 7. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF investments in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF concentrate its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Geographic Concentration Risk

Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Industrial Sector Risk

Columbia Sustainable International Equity Income ETF may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by

Semiannual Report 2017

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2017

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Semiannual Report 2017

COLUMBIA ETF TRUST I

IMPORTANT INFORMATION ABOUT THIS REPORT

Voting Policies, Procedures and Record

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleetf.com or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Semiannual Report 2017

Columbia ETF Trust I

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleetf.com. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

© 2017 Columbia Management Investment Advisers, LLC.

columbiathreadneedleetf.com

SAR270_10_G01_(06/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Christpher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christpher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2017